Mortgage and Other Indebtedness (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						1 Months Ended	12 Months Ended				12 Months Ended					12 Months Ended						12 Months Ended																																																						12 Months Ended																		12 Months Ended													3 Months Ended	12 Months Ended				1 Months Ended	3 Months Ended		12 Months Ended					12 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended							12 Months Ended								3 Months Ended		3 Months Ended				12 Months Ended		12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011 Loans		Sep. 30, 2012	Jun. 30, 2012	Jan. 31, 2013 Repayment of Debt [Member] Loans	Dec. 31, 2012 Minimum [Member] Extension_Options	Dec. 31, 2012 Interest Rate Swap [Member]	Dec. 31, 2011 Interest Rate Swap [Member]	Dec. 31, 2012 Letter of Credit 2 [Member]	Dec. 31, 2012 Secured Line of Credit 3 [Member]	Dec. 31, 2012 Secured Line of Credit 3 [Member] Minimum [Member]	Dec. 31, 2012 Secured Line of Credit 3 [Member] Maximum [Member]	Dec. 31, 2012 Secured Line of Credit 1 [Member]	Dec. 31, 2012 Secured Line of Credit Two, Reduced Capacity [Member]	Dec. 31, 2012 Unsecured Line of Credit A [Member]		Dec. 31, 2012 Unsecured Line of Credit B [Member]	Dec. 31, 2012 Unsecured lines of credit [Member]	Dec. 31, 2012 Unsecured lines of credit [Member] Minimum [Member]	Jan. 31, 2013 Unsecured lines of credit [Member] Minimum [Member]	Dec. 31, 2012 Unsecured lines of credit [Member] Maximum [Member]	Jan. 31, 2013 Unsecured lines of credit [Member] Maximum [Member]	Dec. 31, 2012 Unsecured Term Loan 2 [Member]	Dec. 31, 2012 Fixed Rate Interest [Member]		Dec. 31, 2011 Fixed Rate Interest [Member]		Dec. 31, 2012 Variable Rate Interest Member [Member]		Dec. 31, 2011 Variable Rate Interest Member [Member]		Dec. 31, 2012 Non-recourse Loans on Operating Properties [Member]		Dec. 31, 2011 Non-recourse Loans on Operating Properties [Member]		Mar. 31, 2011 Non-recourse Loans on Operating Properties [Member]	Dec. 31, 2012 Non-recourse Loans on Operating Properties [Member] Fixed Rate Interest [Member]		Dec. 31, 2011 Non-recourse Loans on Operating Properties [Member] Fixed Rate Interest [Member]		Dec. 31, 2012 Non-recourse Loans on Operating Properties [Member] Variable Rate Interest Member [Member]		Dec. 31, 2011 Non-recourse Loans on Operating Properties [Member] Variable Rate Interest Member [Member]		Dec. 31, 2012 Recourse Term Loans on Operating Properties [Member]		Dec. 31, 2011 Recourse Term Loans on Operating Properties [Member]		Dec. 31, 2012 Recourse Term Loans on Operating Properties [Member] Fixed Rate Interest [Member]		Dec. 31, 2011 Recourse Term Loans on Operating Properties [Member] Fixed Rate Interest [Member]		Dec. 31, 2012 Recourse Term Loans on Operating Properties [Member] Variable Rate Interest Member [Member]		Dec. 31, 2011 Recourse Term Loans on Operating Properties [Member] Variable Rate Interest Member [Member]		Dec. 31, 2012 Financing method obligation [Member]		Dec. 31, 2011 Financing method obligation [Member]		Dec. 31, 2012 Construction Loans [Member]	Dec. 31, 2011 Construction Loans [Member]	Dec. 31, 2012 Construction Loans [Member] Variable Rate Interest Member [Member]		Dec. 31, 2011 Construction Loans [Member] Variable Rate Interest Member [Member]		Dec. 31, 2012 Unsecured lines of credit [Member]		Dec. 31, 2011 Unsecured lines of credit [Member]		Dec. 31, 2012 Unsecured lines of credit [Member] Variable Rate Interest Member [Member]		Dec. 31, 2011 Unsecured lines of credit [Member] Variable Rate Interest Member [Member]		Dec. 31, 2012 Secured Lines of Credit [Member] Properties CreditLines	Dec. 31, 2011 Secured Lines of Credit [Member]	Dec. 31, 2012 Secured Lines of Credit [Member] Variable Rate Interest Member [Member]		Dec. 31, 2011 Secured Lines of Credit [Member] Variable Rate Interest Member [Member]		Dec. 31, 2012 Unsecured Term Loans [Member] CreditLines	Dec. 31, 2011 Unsecured Term Loans [Member]	Dec. 31, 2012 Unsecured Term Loans [Member] Unsecured Term Loan 1 [Member]	Dec. 31, 2012 Unsecured Term Loans [Member] Unsecured Term Loan 1 [Member] Minimum [Member]	Dec. 31, 2012 Unsecured Term Loans [Member] Unsecured Term Loan 1 [Member] Maximum [Member]	Dec. 31, 2012 Unsecured Term Loans [Member] Unsecured Term Loan 2 [Member]	Dec. 31, 2012 Unsecured Term Loans [Member] Unsecured Term Loan 2 [Member] Minimum [Member]	Dec. 31, 2012 Unsecured Term Loans [Member] Unsecured Term Loan 2 [Member] Maximum [Member]	Dec. 31, 2012 Unsecured Term Loans [Member] Variable Rate Interest Member [Member]		Dec. 31, 2011 Unsecured Term Loans [Member] Variable Rate Interest Member [Member]		Dec. 31, 2011 Non Recourse Term Loans On Operating Properties [Member] Loans	Sep. 30, 2011 Non Recourse Term Loans On Operating Properties [Member]	Mar. 31, 2011 Non Recourse Term Loans On Operating Properties [Member]	Dec. 31, 2012 Recourse and Nonrecourse Term Loans Member [Member]	Mar. 31, 2011 Recourse and Nonrecourse Term Loans Member [Member]	Dec. 31, 2011 Partial Recourse Loans On Operating Properties [Member]	Mar. 31, 2011 Partial Recourse Loans On Operating Properties [Member]	Dec. 31, 2012 Fixed Rate Operating Loans [Member] Y	Dec. 31, 2012 Fixed Rate Operating Loans [Member] Minimum [Member]	Dec. 31, 2012 Fixed Rate Operating Loans [Member] Maximum [Member]	Dec. 31, 2012 Variable Rate Debt [Member] Minimum [Member] Y	Dec. 31, 2012 Variable Rate Debt [Member] Maximum [Member]	Jun. 30, 2011 Park Plaza Mall [Member] Non Recourse Term Loans On Operating Properties [Member]	Dec. 31, 2012 Property mortgage closings during the first quarter [Member]	Dec. 31, 2012 Property mortgage closings during the first quarter [Member]	Jun. 30, 2012 Property mortgage closings during the second quarter [Member]	Jun. 30, 2012 Property mortgage closings during the second quarter [Member] Minimum [Member]	Jun. 30, 2012 Property mortgage closings during the second quarter [Member] Maximum [Member]	Feb. 28, 2013 Statesboro Crossing [Member]	Jun. 30, 2012 Statesboro Crossing [Member]	Mar. 31, 2012 Statesboro Crossing [Member]	Dec. 31, 2012 West County Center [Member]	Dec. 31, 2011 Cross Creek Mall [Member] Non Recourse Term Loans On Operating Properties [Member]	Dec. 31, 2011 Outlet Shoppes at Oklahoma City [Member] Non Recourse Term Loans On Operating Properties [Member]	Dec. 31, 2011 Alamance Crossing [Member] Non Recourse Term Loans On Operating Properties [Member]	Sep. 30, 2011 Alamance Crossing [Member] Non Recourse Term Loans On Operating Properties [Member]	Dec. 31, 2011 Asheville Mall [Member] Non Recourse Term Loans On Operating Properties [Member]	Sep. 30, 2011 Asheville Mall [Member] Non Recourse Term Loans On Operating Properties [Member]	Dec. 31, 2011 Fayette Mall [Member] Non Recourse Term Loans On Operating Properties [Member]	Jun. 30, 2011 Fayette Mall [Member] Non Recourse Term Loans On Operating Properties [Member]	Mar. 31, 2011 Fayette Mall [Member] Non Recourse Term Loans On Operating Properties [Member]	Dec. 31, 2011 Mid Rivers Mall [Member] Non Recourse Term Loans On Operating Properties [Member]	Jun. 30, 2011 Mid Rivers Mall [Member] Non Recourse Term Loans On Operating Properties [Member]	Mar. 31, 2011 Mid Rivers Mall [Member] Non Recourse Term Loans On Operating Properties [Member]	Dec. 31, 2011 Panama City Mall [Member] Non Recourse Term Loans On Operating Properties [Member]	Jun. 30, 2011 Parkdale Mall and Parkdale Crossing [Member] Non Recourse Term Loans On Operating Properties [Member]	Jun. 30, 2011 Eastgate Mall [Member] Non Recourse Term Loans On Operating Properties [Member]	Jun. 30, 2011 Wasau Center [Member] Non Recourse Term Loans On Operating Properties [Member]	Jun. 30, 2011 Hamilton Crossing [Member] Non Recourse Term Loans On Operating Properties [Member]	Dec. 31, 2011 St. Clair Square [Member] Non Recourse Term Loans On Operating Properties [Member]	Sep. 30, 2011 St. Clair Square [Member] Non Recourse Term Loans On Operating Properties [Member]	Dec. 31, 2011 The Promenade at Dlberville [Member] Recourse Term Loans on Operating Properties [Member]	Mar. 31, 2011 The Promenade at Dlberville [Member] Recourse Term Loans on Operating Properties [Member]	Dec. 31, 2011 Hammock Landing Phase II [Member] Recourse Term Loans on Operating Properties [Member]	Mar. 31, 2011 Hammock Landing Phase II [Member] Recourse Term Loans on Operating Properties [Member]	Mar. 31, 2011 Stroud Mall [Member] Partial Recourse Loans On Operating Properties [Member]	Mar. 31, 2011 York Galleria [Member] Partial Recourse Loans On Operating Properties [Member]	Mar. 31, 2011 Gunbarrel Pointe [Member] Partial Recourse Loans On Operating Properties [Member]	Mar. 31, 2011 Coolsprings Crossing [Member] Partial Recourse Loans On Operating Properties [Member]	Dec. 31, 2012 CBL Center [Member]	Mar. 31, 2012 Northwoods Mall [Member]	Dec. 31, 2012 CBL Center II [Member]	Dec. 31, 2012 Southpark Mall [Member]	Dec. 31, 2012 Monroeville Mall [Member]	Dec. 31, 2012 Regional Mall [Member]	Dec. 31, 2012 Regional Mall [Member]	Dec. 31, 2012 Columbia Place [Member]	Dec. 31, 2012 Outlet Shoppes at Atlanta [Member]	Dec. 31, 2012 The Forum at Grand View [Member]
Debt Instrument [Line Items]
Intangible Assets Disclosure [Text Block]			December 31, 2011
Mortgage and other indebtedness, fixed rate	$ 3,794,509		$ 3,733,355																															$ 3,776,245	[1]	$ 3,637,979	[1]										$ 0	[1]	$ 77,112	[1]									$ 18,264	[2]	$ 18,264	[2]																																																																																									$ 27,265
Mortgage and other indebtedness, variable-rate debt	951,174		756,000									10,625 [3]					300,297	[3]	175,329	475,626														123,875		168,750											97,682		124,439														15,366	25,921					475,626	[4]	0	[4]					10,625	27,300					228,000	409,590	127,209			228,000
Mortgage and other indebtedness	4,745,683		4,489,355
Weighted Average Interest Rate	4.79%	[5]	4.99%	[5]																						5.43%	[5]	5.54%	[5]	2.20%	[5]	2.18%	[5]			5.64%	[1],[5]		5.43%	[1],[5]	5.55%	[1],[5]	3.36%	[5]	3.03%	[5]					0.00%	[1],[5]	5.89%	[1],[5]	1.78%	[5]	2.29%	[5]							2.96%	[5]	3.25%	[5]					2.07%	[4],[5]	0.00%	[4],[5]			2.46%	[5]	3.03%	[5]									1.82%	[5]	1.67%	[5]						4.57%
Number of instruments held									4
Notional amount of interest rate swaps held									113,885	117,700
Secured non-recourse and recourse term loans																																																																																																		4,653,227
Line of Credit Facility [Abstract]
Modification of Credit Facilities, Fees Paid																				4,259
Line of Credit Facility, Expiration Date												Jun. 15, 2015					Nov. 13, 2015		Nov. 13, 2016
Line of Credit Facility, Period of Extension Option																	1 year		1 year
Line of Credit Facility, Expiration Date After Extension Options												Jun. 15, 2016					Nov. 13, 2016		Nov. 13, 2017
Line of Credit, Option Exercise, Fee Charged, Percent																				0.20%
Number of secured lines of credit																																																																													2						1
Basis spread on variable rate					90000.00%								17500.00%	27500.00%							15500.00%	10000.00%	21000.00%	17500.00%																																																														0.95%	1.40%		1.50%	1.80%								2.40%																																				0.00%		0.00%		2.00%														27500.00%
Line of Credit Facility, Commitment Fee Percentage																					0.15%		0.35%
Line of credit facility, unused capacity, fee percentage								0.15%													0.25%		0.35%
Weighted-average interest rate																				2.07%					1.82%																																																				2.46%																																	4.946%
Secured credit facility, borrowing capacity												105,000			525,000	520,000	600,000		600,000	1,200,000
Amount outstanding on letter of credit											1,475						601
Additional secured and unsecured lines of credit with commitment																	50,000
Line of credit facility, capacity available for specific purpose											14,000
Retirement of term loan	77,500																																																																																																											381,568					13,482			142,235	56,823	39,274	51,847		61,346		84,733			74,748			36,317															9,078		12,818	30,763	106,895	44,480	178			2,023
Number of properties collateralizing loans																																																																													6
Carrying value of assets pledged as collateral																																																																													130,786
Guarantors Percentage Obligation for Construction loan																																																																																																																																																								100.00%
Debt Instrument Maximum Borrowing Capacity																																																																																																																		13,568	20,911
Mortgage loans closed			5																																																																																												2														14
Fixed interest, percentage rate						5.00%																																																																																																	4.54%	8.50%							4.75%	5.099%					4.54%	5.73%		5.83%		5.80%		5.42%			5.88%																		5.075%
Unamortized premium	12,830																																																																																																					12,830
Weighted average maturity (Years)																																																																																																						4.90			2.87
Equity Method Investment, Ownership Percentage																																																																																																																																																								25.00%
Debt Instrument, Face Amount			69,823			22,000																																268,905																																																										128,800	277,000		120,165		7,540						99,400			342,190						190,000	140,000	60,000		50,800		78,000			185,000			92,000		95,000	44,100	19,800	10,605				58,000		3,300	36,365	58,100	12,100	13,600		73,000
Mortgage Term in Years	10 years
Number of operating property loans							2
Variable interest, percentage rate																																																																																																									1.21%	3.36%								1.00%
Non-recourse debt																																																																																																																																						$ 125,000	$ 69,375
Number of one-year extension options available								1
Debt instrument, percentage of reference rate added to basis points																																																																																																																																								75.00%

[1]	The Company had four interest rate swaps on notional amounts totaling $113,885 as of December 31, 2012 and $117,700 as of December 31, 2011 related to its variable-rate loans on operating Properties to effectively fix the interest rates on the respective loans. Therefore, these amounts are reflected in fixed-rate debt at December 31, 2012 and 2011.
[2]	This amount represents the noncontrolling partner's equity contribution related to Pearland Town Center that is accounted for as a financing due to certain terms of the CBL/T-C joint venture agreement. See Note 5 for further information.
[3]	There was an additional $601 outstanding on this facility as of December 31, 2012 for letters of credit. Up to $50,000 of the capacity on this facility can be used for letters of credit.
[4]	The Company converted two of its credit facilities from secured facilities to unsecured facilities in November 2012.
[5]	Weighted-average interest rate includes the effect of debt premiums (discounts), but excludes amortization of deferred financing costs.